Schedule of investments

Delaware Strategic Allocation Fund June 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 55.88%
US Markets - 29.47%
Communication Services - 2.69%
Alphabet Class A †	1,012	$1,435,067
AT&T	28,379	857,897
ATN International	1,468	88,917
Century Communications =†	25,000	0
Charter Communications Class A †	917	467,707
Cinemark Holdings	2,797	32,305
Comcast Class A	21,856	851,947
Facebook Class A †	1,729	392,604
Match Group †	1,610	172,350
Netflix †	751	341,735
Nexstar Media Group Class A	679	56,826
Verizon Communications	9,300	512,709
Walt Disney	8,349	930,997
Yelp †	3,206	74,155
		6,215,216
Consumer Discretionary - 3.15%
Amazon. com †	719	1,983,592
American Eagle Outfitters	5,747	62,642
Aramark	4,013	90,573
BorgWarner	2,776	97,993
Chegg †	1,473	99,074
Children’s Place †	425	15,903
Chuy’s Holdings †	1,937	28,823
Dana †	2,860	34,863
Dollar Tree †	6,400	593,152
DR Horton	1,910	105,909
Five Below †	640	68,422
Home Depot	2,522	631,786
Jack in the Box	1,004	74,386
KB Home	3,365	103,238
Lowe’s	4,600	621,552
Malibu Boats Class A †	2,078	107,952
NIKE Class B	6,468	634,187
Starbucks	7,253	533,748
Steven Madden	6,222	153,621
Taylor Morrison Home †	5,454	105,208
Tenneco Class A †	1,077	8,142
Texas Roadhouse	1,774	93,259
Toll Brothers	2,992	97,509
Tractor Supply	2,364	311,552
Waste Management †	4,542	481,043

NQ-448 [6/20] 8/20 (1294461) 1

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Consumer Discretionary (continued)
Wendy’s	5,660	$123,275
		7,261,404
Consumer Staples - 1.15%
Archer-Daniels-Midland	14,600	582,540
BJ’s Wholesale Club Holdings †	3,348	124,780
Casey’s General Stores	1,317	196,918
Conagra Brands	15,698	552,099
General Mills	4,176	257,450
J & J Snack Foods	807	102,594
Mondelez International Class A	10,273	525,258
PepsiCo	2,397	317,027
		2,658,666
Energy - 0.43%
Chevron	2,934	261,801
ConocoPhillips	16,254	682,993
Patterson-UTI Energy	545	1,891
PDC Energy †	3,207	39,895
		986,580
Financials - 3.33%
Allstate	5,500	533,445
American Equity Investment Life Holding	4,045	99,952
American International Group	17,000	530,060
Axis Capital Holdings	2,199	89,191
Bank of New York Mellon	14,700	568,155
BlackRock	443	241,032
Bryn Mawr Bank	1,840	50,894
Capital One Financial	1,669	104,463
City Holding	1,172	76,379
CME Group	654	106,301
Comerica	1,801	68,618
East West Bancorp	3,679	133,327
Enterprise Financial Services	756	23,527
Essent Group	6,397	232,019
First Bancorp (North Carolina)	2,631	65,985
First Financial Bancorp	5,202	72,256
First Foundation	991	16,193
First Interstate BancSystem Class A	2,812	87,060
Great Western Bancorp	2,651	36,478
Hamilton Lane Class A	1,397	94,116
Independent Bank	1,549	103,922
Independent Bank Group	1,815	73,544

2 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
Intercontinental Exchange	2,089	$191,352
JPMorgan Chase & Co.	5,988	563,231
Kemper	668	48,443
KeyCorp	9,176	111,764
KKR & Co. Class A	11,118	343,324
Lakeland Financial	271	12,626
LendingTree †	182	52,694
Marsh & McLennan	5,600	601,272
NMI Holdings Class A †	2,849	45,812
Old National Bancorp	7,648	105,236
Pacific Premier Bancorp	3,885	84,227
Primerica	378	44,075
Prudential Financial	1,649	100,424
Raymond James Financial	2,203	151,632
Reinsurance Group of America	1,518	119,072
RLI	760	62,396
Selective Insurance Group	2,062	108,750
South State	1,990	94,856
State Street	2,695	171,267
Stifel Financial	2,530	119,998
Travelers	958	109,260
Truist Financial	13,800	518,190
Umpqua Holdings	6,040	64,266
United Community Banks	3,811	76,677
US Bancorp	4,226	155,601
Valley National Bancorp	8,081	63,193
WesBanco	3,346	67,957
WSFS Financial	2,744	78,753
		7,673,265
Healthcare - 4.88%
Abbott Laboratories	9,186	839,876
Agios Pharmaceuticals †	2,293	122,630
Becton Dickinson and Co.	1,075	257,215
Blueprint Medicines †	340	26,520
Brookdale Senior Living †	28,642	84,494
Cardinal Health	10,500	547,995
ChemoCentryx †	1,025	58,979
Cigna	4,323	811,211
CONMED	1,621	116,696
CryoLife †	4,315	82,719
CVS Health	8,400	545,748

NQ-448 [6/20] 8/20 (1294461) 3

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Healthcare (continued)
DexCom †	568	$230,267
Edwards Lifesciences †	2,779	192,057
Exact Sciences †	2,480	215,611
GenMark Diagnostics †	2,810	41,335
Gilead Sciences	1,190	91,559
Illumina †	958	354,795
Intercept Pharmaceuticals †	1,419	67,984
Intuitive Surgical †	550	313,406
IQVIA Holdings †	2,961	420,107
Johnson & Johnson	6,886	968,378
Legend Biotech ADR †	14	577
Ligand Pharmaceuticals
Class B †	1,373	153,570
Merck & Co.	10,262	793,560
Merit Medical Systems †	3,784	172,740
Natera †	4,641	231,400
Neurocrine Biosciences †	1,432	174,704
NuVasive †	2,128	118,444
Pfizer	23,336	763,087
Prestige Consumer Healthcare †	3,857	144,869
PTC Therapeutics †	1,976	100,262
Quidel †	556	124,399
Repligen †	1,012	125,093
Retrophin †	7,242	147,809
Shockwave Medical †	1,179	55,849
Spectrum Pharmaceuticals †	6,753	22,825
Supernus Pharmaceuticals †	3,663	86,996
Tabula Rasa HealthCare †	2,483	135,895
Teladoc Health †	537	102,481
Thermo Fisher Scientific	1,022	370,311
TransMedics Group †	808	14,479
Ultragenyx Pharmaceutical †	2,866	224,179
UnitedHealth Group	1,248	368,098
Vanda Pharmaceuticals †	7,162	81,933
Vertex Pharmaceuticals †	916	265,924
Wright Medical Group †	3,069	91,211
		11,260,277
Industrials - 2.66%
ABM Industries	3,627	131,660
Ameresco Class A †	888	24,669
Applied Industrial Technologies	2,632	164,210

4 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Industrials (continued)
ASGN †	2,267	$151,164
Barnes Group	1,590	62,900
BrightView Holdings †	5,371	60,155
Casella Waste Systems Class A †	1,906	99,341
Caterpillar	4,388	555,082
Columbus McKinnon	3,808	127,378
Eaton	2,151	188,169
Emerson Electric	1,664	103,218
ESCO Technologies	1,258	106,339
Federal Signal	5,321	158,193
Gates Industrial †	4,566	46,938
Honeywell International	1,282	185,364
Hub Group Class A †	2,030	97,156
Ingersoll Rand †	1,073	30,173
Kadant	1,309	130,455
Knight-Swift Transportation Holdings	2,482	103,524
Lockheed Martin	640	233,549
MasTec †	2,354	105,624
Mobile Mini	3,090	91,155
MYR Group †	3,695	117,907
Northrop Grumman	1,700	522,648
Oshkosh	1,626	116,454
Otis Worldwide	1,410	80,173
Parker-Hannifin	1,538	281,869
Raytheon Technologies	10,769	663,586
Rexnord	4,232	123,363
Rockwell Automation	475	101,175
Southwest Airlines	878	30,010
Tetra Tech	2,068	163,620
Trane Technologies	1,749	155,626
Uber Technologies †	13,354	415,042
Union Pacific	1,451	245,321
US Ecology	2,592	87,817
Werner Enterprises	1,880	81,836
WESCO International †	130	4,553
		6,147,416
Information Technology - 7.10%
Accenture Class A	1,502	322,509
Activision Blizzard	790	59,961
Adobe †	1,644	715,650
Apple	3,627	1,323,130

NQ-448 [6/20] 8/20 (1294461) 5

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Information Technology (continued)
Autodesk †	1,631	$390,119
Bandwidth Class A †	406	51,562
Belden	2,373	77,241
Blackbaud	921	52,571
Box Class A †	1,984	41,188
Broadcom	2,825	891,598
Brooks Automation	3,311	146,479
Cisco Systems	19,903	928,276
Cognizant Technology Solutions Class A	9,273	526,892
Coupa Software †	1,262	349,624
ExlService Holdings †	1,985	125,849
II-VI †	2,991	141,235
Intel	15,138	905,707
Intuit	542	160,535
J2 Global †	2,156	136,281
KBR	3,419	77,098
Limelight Networks †	2,644	19,460
MACOM Technology Solutions Holdings †	899	30,881
Mastercard Class A	1,680	496,776
MaxLinear †	5,478	117,558
Microsoft	13,261	2,698,746
Mimecast †	1,801	75,030
NETGEAR †	2,494	64,570
Oracle	9,800	541,646
Paycom Software †	842	260,793
PayPal Holdings †	2,961	515,895
Plantronics	623	9,146
PTC †	1,947	151,457
Q2 Holdings †	2,097	179,902
Rapid7 †	3,397	173,315
salesforce. com †	1,963	367,729
Semtech †	3,025	157,965
ServiceNow †	1,776	719,387
Silicon Laboratories †	985	98,766
SS&C Technologies Holdings	4,667	263,592
Texas Instruments	1,540	195,534
Twilio Class A †	2,158	473,508
Tyler Technologies †	1,022	354,511
Visa Class A	5,206	1,005,643
		16,395,315

6 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Materials - 1.25%
Balchem	1,030	$97,706
Ball	5,651	392,688
Boise Cascade	4,915	184,853
Coeur Mining †	6,995	35,535
Corteva	4,513	120,903
Dow	2,348	95,704
DuPont de Nemours	14,286	759,015
Eastman Chemical	1,488	103,624
Ferro †	5,083	60,691
Kaiser Aluminum	1,696	124,860
Linde	606	128,539
Minerals Technologies	2,833	132,953
Neenah	2,550	126,123
Quaker Chemical	759	140,908
Reliance Steel & Aluminum	800	75,944
Westrock	6,359	179,705
Worthington Industries	3,561	132,825
		2,892,576
Real Estate - 2.27%
American Assets Trust	2,648	73,720
American Tower	1,253	323,951
Apartment Investment and Management Class A	2,376	89,433
Armada Hoffler Properties	5,409	53,820
AvalonBay Communities	1,775	274,486
Boston Properties	999	90,290
Brandywine Realty Trust	8,736	95,135
Brixmor Property Group	5,001	64,113
Camden Property Trust	1,558	142,121
Cousins Properties	2,685	80,094
Douglas Emmett	4,725	144,868
EastGroup Properties	1,165	138,181
Empire State Realty Trust Class A	1,250	8,750
Equity LifeStyle Properties	2,600	162,448
Equity Residential	10,371	610,022
Essex Property Trust	1,025	234,899
Extra Space Storage	1,200	110,844
Federal Realty Investment Trust	650	55,386
First Industrial Realty Trust	8,668	333,198
Highwoods Properties	2,650	98,925
JBG SMITH Properties	1,312	38,796
Kilroy Realty	1,600	93,920

NQ-448 [6/20] 8/20 (1294461) 7

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Real Estate (continued)
Kite Realty Group Trust	5,672	$65,455
Lexington Realty Trust	13,678	144,303
Mack-Cali Realty	415	6,345
Mid-America Apartment Communities	1,218	139,668
National Retail Properties	2,025	71,847
National Storage Affiliates Trust	1,090	31,239
Omega Healthcare Investors	1,675	49,798
Pebblebrook Hotel Trust	6,228	85,074
Physicians Realty Trust	7,202	126,179
Prologis	5,070	473,183
PS Business Parks	725	95,990
Public Storage	819	157,158
Regency Centers	945	43,366
RPT Realty	7,896	54,956
Simon Property Group	973	66,534
SITE Centers	4,037	32,700
SL Green Realty	1,875	92,419
Spirit MTA REIT =†	677	0
Taubman Centers	675	25,488
UDR	4,200	156,996
		5,236,098
Utilities - 0.56%
Black Hills	2,567	145,446
Edison International	9,000	488,790
NorthWestern	2,862	156,036
PPL	5,371	138,787
South Jersey Industries	6,995	174,805
Spire	2,683	176,300
		1,280,164
Total US Markets (cost $45,847,044)		68,006,977
Developed Markets - 18.01%§
Communication Services - 0.87%
Nippon Telegraph & Telephone	18,260	425,448
NTT DOCOMO	16,000	424,768
Telefonica	58,600	280,271
Telenet Group Holding	5,440	224,145
Toho	6,400	231,175
Vodafone Group	260,000	413,338
		1,999,145
Consumer Discretionary - 2.01%
Bandai Namco Holdings	5,400	284,246

8 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Consumer Discretionary (continued)
Cie Generale des Etablissements Michelin	3,750	$390,874
Honda Motor	13,800	353,193
Industria de Diseno Textil	11,790	312,830
LVMH Moet Hennessy Louis Vuitton	1,680	741,712
McDonald’s Holdings Co. Japan	5,700	308,071
Persimmon †	10,500	297,166
Sodexo	3,990	270,554
Sony	8,800	607,466
Stanley Electric	12,500	302,595
Toyota Motor	12,288	772,720
		4,641,427
Consumer Staples - 2.82%
Asahi Group Holdings	6,100	214,246
Beiersdorf	3,170	360,474
British American Tobacco	13,710	525,817
Chocoladefabriken Lindt & Spruengli	40	330,374
Coles Group	32,180	382,535
Danone †	4,510	313,054
Essity Class B †	11,200	363,120
Koninklijke Ahold Delhaize	15,300	416,987
L’Oreal	1,850	597,081
Matsumotokiyoshi Holdings	7,000	254,370
Nestle	12,450	1,380,339
Sundrug	9,400	311,100
Suntory Beverage & Food	5,900	230,208
Tate & Lyle	32,230	266,437
WH Group 144A #	300,000	259,258
Wm Morrison Supermarkets	130,000	306,246
		6,511,646
Energy - 0.52%
Galp Energia	21,400	248,240
Royal Dutch Shell Class A	23,120	370,180
Royal Dutch Shell Class B	20,740	314,424
TOTAL	6,700	258,341
		1,191,185
Financials - 2.94%
AIA Group	65,200	610,116
Allianz	2,860	584,420
Australia & New Zealand Banking Group	33,520	434,927
Aviva	75,000	254,203
Banco Bilbao Vizcaya Argentaria	100,000	344,297

NQ-448 [6/20] 8/20 (1294461) 9

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Financials (continued)
Banco Espirito Santo
Class R =†	370,000	$0
Bank Leumi Le-Israel	63,000	316,759
Credit Suisse Group	38,390	399,443
Dai-ichi Life Holdings	27,700	331,569
Daiwa Securities Group	80,800	339,433
DBS Group Holdings	20,600	309,965
Erste Group Bank †	12,350	291,679
Investec	59,000	118,388
Ninety One †	29,500	75,770
Nordea Bank †	46,770	324,364
QBE Insurance Group	46,000	283,871
Standard Chartered	52,000	281,881
Swiss Life Holding	960	357,138
UBS Group	35,320	407,913
UniCredit †	35,900	331,329
United Overseas Bank	26,400	385,753
		6,783,218
Healthcare - 3.06%
Alfresa Holdings	16,100	337,478
Astellas Pharma	25,100	419,159
Bayer	7,410	549,256
BeiGene ADR †	400	75,360
Daiichi Sankyo	5,300	433,496
GlaxoSmithKline	26,340	532,060
Koninklijke Philips †	9,760	455,282
Kyowa Kirin	9,700	255,350
Nippon Shinyaku	2,300	187,732
Novartis	10,470	912,158
Novo Nordisk Class B	9,310	606,525
Roche Holding	3,250	1,125,961
Sanofi	6,840	697,575
Smith & Nephew	14,040	261,616
Sumitomo Dainippon Pharma	16,000	221,722
		7,070,730
Industrials - 2.39%
AGC	10,400	298,163
Brenntag	6,350	336,678
Deutsche Lufthansa †	17,620	176,773
Deutsche Post †	12,190	447,615
East Japan Railway	5,166	357,979

10 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Industrials (continued)
Intertek Group	3,680	$247,852
ITOCHU	18,986	410,816
Japan Airlines	10,400	187,674
Leonardo	32,000	213,323
Meggitt	29,590	107,777
Safran †	2,200	221,301
Schneider Electric	4,940	549,510
Teleperformance	1,140	290,337
Vestas Wind Systems	3,750	384,011
Vinci	4,060	376,457
Volvo Class B †	19,460	306,201
West Japan Railway	5,000	280,445
Wolters Kluwer	4,200	328,044
		5,520,956
Information Technology - 1.13%
ASML Holding (New York Shares)	2,370	866,977
Capgemini	2,580	297,736
Nice †	1,870	352,499
Omron	4,000	267,913
Tokyo Electron	2,000	493,488
Venture	27,800	324,890
		2,603,503
Materials - 1.25%
BlueScope Steel	28,390	233,873
Covestro 144A #	8,960	341,271
CRH	11,790	405,815
LANXESS	4,420	233,736
Rio Tinto	9,490	534,064
Shin-Etsu Chemical	3,900	457,710
South32	235,000	332,695
UPM-Kymmene	12,210	353,659
		2,892,823
Real Estate - 0.52%
Daito Trust Construction	3,400	313,349
Grand City Properties	14,660	339,060
Klepierre	12,230	244,463
Mirvac Group	204,620	309,100
		1,205,972
Utilities - 0.50%
AusNet Services	255,000	294,621
Centrica	370,000	175,806

NQ-448 [6/20] 8/20 (1294461) 11

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Developed Markets§ (continued)
Utilities (continued)
Kansai Electric Power †	33,100	$320,738
Tokyo Gas	14,900	356,775
		1,147,940
Total Developed Markets (cost $40,577,283)		41,568,545
Emerging Markets - 8.40%@
Communication Services - 1.99%
America Movil Class L ADR	7,132	90,505
Baidu ADR †	2,422	290,374
China Mobile	39,715	268,158
China Mobile ADR	3,222	108,388
Grupo Televisa ADR †	18,488	96,877
iQIYI ADR †	1,826	42,345
LG Uplus	9,781	99,954
Mail. Ru Group GDR †	3,427	77,301
Mobile TeleSystems PJSC ADR	4,784	43,965
NAVER	592	133,190
SINA †	8,390	301,285
SK Telecom ADR	42,555	822,163
Sohu. com ADR †	9,774	90,019
Telefonica Brasil ADR	10,600	93,916
Tencent Holdings	24,900	1,595,540
Tencent Music Entertainment Group ADR †	7	94
TIM Participacoes ADR	9,082	117,521
Turkcell Iletisim Hizmetleri ADR	14,390	82,886
Weibo ADR †	1,972	66,259
Yandex Class A †	3,402	170,168
		4,590,908
Consumer Discretionary - 1.53%
Alibaba Group Holding ADR †	6,138	1,323,967
Arcos Dorados Holdings
Class A	9,153	38,351
Astra International	351,200	118,789
B2W Cia Digital †	58,754	1,171,169
JD. com ADR †	11,936	718,308
LG Electronics	1,200	63,595
Trip. com Group ADR †	3,331	86,340
		3,520,519
Consumer Staples - 0.60%
Atacadao	18,077	66,516
BRF ADR †	28,163	111,807
Cia Cervecerias Unidas ADR	3,979	56,979

12 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Consumer Staples (continued)
Coca-Cola Femsa ADR	5,821	$255,251
Fomento Economico Mexicano ADR	1,138	70,567
Tata Consumer Products	14,985	76,957
Tingyi Cayman Islands Holding	161,724	251,928
Tsingtao Brewery Class H	41,400	308,975
Uni-President China Holdings	183,600	183,656
		1,382,636
Energy - 1.29%
China Petroleum & Chemical Class H	276,200	115,523
CNOOC ADR	1,297	146,353
Gazprom PJSC ADR	56,767	306,538
LUKOIL PJSC ADR	2,508	186,144
Petroleo Brasileiro ADR	14,735	121,858
Reliance Industries GDR 144A #	39,543	1,827,749
Rosneft Oil PJSC GDR	53,962	271,198
		2,975,363
Financials - 0.51%
Akbank T. A. S. †	73,761	65,436
Banco Bradesco ADR	24,997	95,239
Banco Santander Brasil ADR	12,715	66,372
Banco Santander Mexico ADR	33,819	122,087
Grupo Financiero Banorte Class O	16,520	57,162
Itau Unibanco Holding ADR	29,636	138,993
Ping An Insurance Group Co. of China Class H	35,000	348,915
Samsung Life Insurance	2,218	83,393
Sberbank of Russia PJSC	68,513	195,236
		1,172,833
Healthcare - 0.04%
Genscript Biotech †	40,000	82,724
		82,724
Information Technology - 2.20%
Hon Hai Precision Industry	150,582	442,132
MediaTek	41,000	810,596
Samsung Electronics	31,501	1,394,475
SK Hynix	13,902	992,582
Taiwan Semiconductor Manufacturing	123,069	1,314,318
WNS Holdings ADR †	2,352	129,313
		5,083,416
Materials - 0.20%
Cemex ADR	13,862	39,923
Cia de Minas Buenaventura ADR	12,628	115,420

NQ-448 [6/20] 8/20 (1294461) 13

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Emerging Markets @ (continued)
Materials (continued)
Sociedad Quimica y Minera de Chile ADR	3,027	$78,914
Tata Chemicals	13,145	54,183
Vale ADR †	16,001	164,970
		453,410
Real Estate - 0.02%
Etalon Group GDR 144A #=	20,100	27,235
IRSA Inversiones y
Representaciones ADR †	4,584	13,890
IRSA Propiedades Comerciales ADR	192	1,221
UEM Sunrise †	127,619	13,083
		55,429
Utilities - 0.02%
Kunlun Energy	86,000	56,324
		56,324
Total Emerging Markets (cost $14,456,388)		19,373,562
Total Common Stock (cost $100,880,715)		128,949,084

Exchange-Traded Funds – 6.73%
iShares MSCI EAFE ETF	18,870	1,148,617
iShares Russell 1000 Growth ETF	50,110	9,618,615
Vanguard FTSE Developed Markets ETF	17,460	677,274
Vanguard Mega Cap Growth ETF	12,540	2,050,415
Vanguard Russell 1000 Growth ETF	10,370	2,046,208
Total Exchange-Traded Funds (cost $10,916,970)		15,541,129

Limited Partnership – 0.02%
Brookfield Property Partners	3,983	39,392
Total Limited Partnership (cost $75,706)		39,392

	Principal amount°	Value (US $)
Agency Asset-Backed Security – 0.00%
Fannie Mae REMIC Trust
Series 2002-W11 AV1 0.525% (LIBOR01M + 0.34%,
Floor 0.17%) 11/25/32 •	1,700	$1,665
Total Agency Asset-Backed Security (cost $1,701)		1,665

Agency Collateralized Mortgage Obligations – 1.53%
Fannie Mae REMICs
Series 2013-4 PL 2.00% 2/25/43	26,000	26,353

14 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2013-44 DI 3.00% 5/25/33 S	523,078	$51,624
Series 2016-61 ML 3.00% 9/25/46	21,000	23,184
Series 2016-80 JZ 3.00% 11/25/46	53,574	56,016
Series 2017-40 GZ 3.50% 5/25/47	168,671	187,287
Series 2017-94 CZ 3.50% 11/25/47	190,996	208,073
Series 2017-99 DZ 3.50% 12/25/47	119,299	130,542
Freddie Mac REMICs
Series 4197 LZ 4.00% 4/15/43	219,672	249,979
Series 4210 Z 3.00% 5/15/43	93,232	96,204
Series 4487 ZC 3.50% 6/15/45	882,708	996,999
Series 4531 PZ 3.50% 11/15/45	181,928	201,573
Series 4625 PZ 3.00% 6/15/46	1,116	1,144
Series 4629 KB 3.00% 11/15/46	390,000	426,466
GNMA
Series 2013-113 LY 3.00% 5/20/43	450,000	490,954
Series 2016-160 VZ 2.50% 11/20/46	59,055	62,578
Series 2017-10 KZ 3.00% 1/20/47	1,108	1,151
Series 2017-19 AY 3.00% 2/20/47	15,000	16,753
Series 2017-36 ZC 3.00% 3/20/47	67,239	73,530
Series 2017-52 LE 3.00% 1/16/47	188,000	212,471
Series 2017-56 GZ 3.50% 4/20/47	4,468	5,333
Series 2018-34 TY 3.50% 3/20/48	10,000	10,921
Total Agency Collateralized Mortgage Obligations (cost $3,177,876)		3,529,135

Agency Commercial Mortgage-Backed Securities – 0.38%
FREMF Mortgage Trust
Series 2011-K11 B 144A 4.567% 12/25/48 #•	500,000	504,654
Series 2011-K15 B 144A 5.129% 8/25/44 #•	20,000	20,622
Series 2012-K22 B 144A 3.81% 8/25/45 #•	145,000	148,541
Series 2014-K717 B 144A 3.754% 11/25/47 #•	140,000	142,962
Series 2014-K717 C 144A 3.754% 11/25/47 #•	60,000	60,381
Total Agency Commercial Mortgage-Backed Securities (cost $902,898)		877,160

Agency Mortgage-Backed Securities – 11.80%
Fannie Mae S. F. 30 yr
3.00% 12/1/46	1,219,375	1,293,548
3.00% 1/1/47	393,000	421,055
3.00% 9/1/47	755,056	796,924
3.00% 4/1/48	86,775	91,427
3.00% 11/1/48	90,400	95,608
3.00% 10/1/49	331,866	349,657
3.00% 12/1/49	178,663	189,802

NQ-448 [6/20] 8/20 (1294461) 15

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S. F. 30 yr
3.00% 1/1/50	287,874	$303,307
3.00% 3/1/50	312,903	334,216
3.50% 7/1/47	194,932	208,517
3.50% 11/1/48	119,306	126,315
3.50% 6/1/49	159,516	167,612
3.50% 12/1/49	905,470	974,485
3.50% 2/1/50	896,513	942,411
3.50% 3/1/50	42,332	46,464
4.00% 4/1/48	303,616	323,170
4.00% 10/1/48	635,345	701,965
4.50% 4/1/44	61,299	69,608
4.50% 2/1/46	397,446	442,008
4.50% 5/1/46	567,741	630,884
4.50% 11/1/47	37,455	41,949
4.50% 4/1/48	69,999	77,918
4.50% 9/1/48	1,409,633	1,534,670
4.50% 1/1/49	272,876	305,460
4.50% 11/1/49	530,821	569,865
5.00% 7/1/47	657,069	751,256
5.00% 9/1/48	371,785	406,071
5.00% 8/1/49	1,853,128	2,101,438
5.50% 2/1/34	38,420	44,505
5.50% 9/1/34	51,767	58,938
5.50% 5/1/44	3,278,472	3,764,077
6.00% 10/1/38	655,322	764,382
6.00% 6/1/41	34,308	40,018
6.00% 7/1/41	1,391,819	1,623,310
6.00% 1/1/42	42,485	49,552
Fannie Mae S. F. 30 yr TBA
2.50% 7/1/50	827,000	861,792
3.00% 7/1/50	1,076,000	1,132,910
3.50% 7/1/50	1,370,000	1,440,748
4.00% 7/1/50	279,000	295,620
Freddie Mac ARM
2.599% (LIBOR12M + 1.63%, Cap 7.599%, Floor
1.63%) 10/1/46 •	87,154	91,096
Freddie Mac S. F. 30 yr
3.00% 12/1/46	124,374	131,425
3.00% 11/1/49	181,722	191,464
3.00% 12/1/49	51,827	54,903
3.00% 1/1/50	87,947	93,270
4.00% 10/1/47	306,941	326,498

16 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S. F. 30 yr
4.50% 8/1/48	584,751	$638,637
5.00% 7/1/45	177,856	204,023
5.50% 6/1/35	29,566	33,904
5.50% 7/1/37	44,844	51,567
5.50% 8/1/37	38,407	44,118
5.50% 10/1/37	37,761	43,388
5.50% 6/1/41	737,702	847,529
5.50% 9/1/41	42,196	48,504
GNMA II S. F. 30 yr
5.50% 5/20/37	16,218	18,529
6.50% 6/20/39	27,072	31,155
Total Agency Mortgage-Backed Securities (cost $26,445,849)		27,223,472

Collateralized Debt Obligations – 0.57%
Apex Credit CLO
Series 2017-1A A1 144A 2.49% (LIBOR03M + 1.47%,
Floor 1.47%) 4/24/29 #•	253,115	249,088
Galaxy XXI CLO
Series 2015-21A AR 144A 2.155% (LIBOR03M + 1.02%)
4/20/31 #•	600,000	579,235
Mariner CLO 5
Series 2018-5A A 144A 2.101% (LIBOR03M + 1.11%,
Floor 1.11%) 4/25/31 #•	250,000	244,295
Northwoods Capital XV
Series 2017-15A A 144A 1.606% (LIBOR03M + 1.30%)
6/20/29 #•	248,335	244,832
Total Collateralized Debt Obligations (cost $1,351,450)		1,317,450

Corporate Bonds – 13.91%
Banking - 3.62%
Banco Santander 2.706% 6/27/24	200,000	210,333
Banco Santander Mexico 144A 5.375% 4/17/25 #	200,000	219,255
Bank of America
2.496% 2/13/31 µ	60,000	62,972
2.592% 4/29/31 µ	60,000	63,603
2.676% 6/19/41 µ	100,000	103,087
3.458% 3/15/25 µ	215,000	233,320
4.083% 3/20/51 µ	70,000	87,753
Bank of Montreal 1.85% 5/1/25	210,000	217,563
BBVA USA 3.875% 4/10/25	250,000	264,272
Citizens Bank 3.70% 3/29/23	250,000	268,128

NQ-448 [6/20] 8/20 (1294461) 17

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citizens Financial Group
2.85% 7/27/26	345,000	$373,866
4.30% 12/3/25	160,000	179,242
Credit Suisse Group
144A 5.10%#µy	200,000	189,750
144A 6.25%#µy	200,000	209,216
Fifth Third Bancorp
2.375% 1/28/25	70,000	73,880
3.65% 1/25/24	55,000	60,033
Fifth Third Bank 3.85% 3/15/26	200,000	224,494
Goldman Sachs Group
2.60% 2/7/30	70,000	73,168
3.50% 4/1/25	40,000	43,908
Huntington Bancshares 2.30% 1/14/22	115,000	117,991
Huntington National Bank 3.125% 4/1/22	305,000	318,106
JPMorgan Chase & Co.
2.522% 4/22/31 µ	80,000	84,673
3.109% 4/22/41 µ	45,000	48,623
3.109% 4/22/51 µ	70,000	75,710
3.702% 5/6/30 µ	565,000	649,395
4.023% 12/5/24 µ	75,000	82,682
4.60%µy	30,000	26,785
5.00%µy	50,000	48,134
KeyBank 3.40% 5/20/26	500,000	552,530
Manufacturers & Traders Trust 2.50% 5/18/22	250,000	258,736
Morgan Stanley
1.668% (LIBOR03M + 1.22%) 5/8/24 •	650,000	654,985
2.75% 5/19/22	200,000	207,994
3.622% 4/1/31 µ	65,000	74,393
5.00% 11/24/25	30,000	35,082
5.597% 3/24/51 µ	75,000	113,928
Northern Trust 1.95% 5/1/30	110,000	113,320
PNC Bank 2.70% 11/1/22	250,000	261,661
PNC Financial Services Group 2.60% 7/23/26	175,000	190,020
Regions Financial
2.75% 8/14/22	80,000	83,355
3.80% 8/14/23	80,000	87,048
Santander UK 144A 5.00% 11/7/23 #	90,000	98,342
State Street 3.30% 12/16/24	260,000	289,736
Truist Bank
2.45% 8/1/22	85,000	88,095
2.636% 9/17/29 µ	73,000	73,284

18 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Truist Financial 2.70% 1/27/22	105,000	$108,346
US Bancorp 3.00% 7/30/29	30,000	32,599
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	175,000	144,855
Wells Fargo & Co. 3.068% 4/30/41 µ	50,000	52,221
Woori Bank 144A 4.75% 4/30/24 #	200,000	218,716
		8,349,188
Basic Industry - 0.75%
Air Products and Chemicals
1.50% 10/15/25	15,000	15,523
1.85% 5/15/27	20,000	20,972
2.05% 5/15/30	55,000	57,870
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	200,000	201,339
Georgia-Pacific
144A 1.75% 9/30/25 #	60,000	61,944
144A 2.10% 4/30/27 #	45,000	46,767
144A 2.30% 4/30/30 #	105,000	109,529
8.00% 1/15/24	355,000	444,004
LYB International Finance III 2.875% 5/1/25	50,000	53,305
Newmont
2.25% 10/1/30	50,000	50,773
2.80% 10/1/29	140,000	147,907
Nutrien 2.95% 5/13/30	70,000	74,331
OCP 144A 4.50% 10/22/25 #	200,000	208,975
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	227,226
		1,720,465
Capital Goods - 0.51%
Caterpillar
2.60% 4/9/30	170,000	185,090
3.25% 4/9/50	80,000	89,782
General Electric
3.45% 5/1/27	50,000	51,334
3.625% 5/1/30	40,000	40,118
4.35% 5/1/50	75,000	74,451
L3Harris Technologies 4.40% 6/15/28	255,000	302,083
Otis Worldwide
144A 2.056% 4/5/25 #	60,000	62,949
144A 2.565% 2/15/30 #	105,000	110,337
144A 3.112% 2/15/40 #	60,000	61,740
144A 3.362% 2/15/50 #	40,000	42,539
Raytheon Technologies 3.65% 8/16/23	14,000	15,164
Roper Technologies
2.35% 9/15/24	60,000	63,275

NQ-448 [6/20] 8/20 (1294461) 19

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Roper Technologies
2.95% 9/15/29	65,000	$71,125
		1,169,987
Communications - 2.01%
AT&T
2.30% 6/1/27	55,000	56,874
3.50% 6/1/41	45,000	47,432
3.65% 6/1/51	30,000	31,441
4.30% 2/15/30	60,000	70,154
4.35% 3/1/29	53,000	61,827
Charter Communications Operating
2.80% 4/1/31	40,000	40,639
3.70% 4/1/51	70,000	68,464
4.50% 2/1/24	145,000	160,535
5.05% 3/30/29	250,000	295,106
Comcast
3.20% 7/15/36	60,000	66,859
3.70% 4/15/24	550,000	610,669
Discovery Communications
4.125% 5/15/29	85,000	97,102
5.20% 9/20/47	55,000	64,063
Fox
4.03% 1/25/24	295,000	327,208
4.709% 1/25/29	20,000	24,054
Sprint Spectrum 144A 4.738% 3/20/25 #	220,000	238,952
Time Warner Entertainment 8.375% 3/15/23	575,000	674,291
T-Mobile USA
144A 1.50% 2/15/26 #	50,000	50,121
144A 3.50% 4/15/25 #	65,000	70,973
144A 3.75% 4/15/27 #	65,000	72,199
144A 3.875% 4/15/30 #	155,000	173,049
144A 4.375% 4/15/40 #	45,000	52,249
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	200,000	198,958
Verizon Communications
3.15% 3/22/30	35,000	39,643
4.00% 3/22/50	20,000	25,295
4.50% 8/10/33	540,000	673,145
ViacomCBS
4.375% 3/15/43	240,000	251,247
4.95% 1/15/31	55,000	64,450
Vodafone Group 4.875% 6/19/49	35,000	44,041
		4,651,040

20 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical - 0.47%
Amazon. com
1.20% 6/3/27	40,000	$40,320
1.50% 6/3/30	65,000	66,067
2.50% 6/3/50	90,000	91,499
Costco Wholesale
1.60% 4/20/30	90,000	91,128
1.75% 4/20/32	35,000	35,661
General Motors 5.00% 10/1/28	4,000	4,251
General Motors Financial
3.45% 4/10/22	440,000	448,768
5.25% 3/1/26	11,000	11,997
Home Depot
2.70% 4/15/30	55,000	60,509
3.35% 4/15/50	45,000	51,568
TJX
3.875% 4/15/30	65,000	76,525
4.50% 4/15/50	35,000	44,951
VF 2.40% 4/23/25	70,000	73,774
		1,097,018
Consumer Non-Cyclical - 1.41%
AbbVie 144A 2.95% 11/21/26 #	190,000	208,079
Amgen
2.20% 2/21/27	40,000	42,243
2.45% 2/21/30	115,000	121,820
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	110,000	124,896
Biogen
2.25% 5/1/30	115,000	116,301
3.15% 5/1/50	110,000	106,411
Bristol-Myers Squibb 144A 2.90% 7/26/24 #	330,000	357,395
Cigna
2.109% (LIBOR03M + 0.89%) 7/15/23 •	260,000	261,430
2.40% 3/15/30	45,000	46,746
3.20% 3/15/40	45,000	47,826
3.75% 7/15/23	70,000	76,040
4.125% 11/15/25	107,000	123,058
Coca-Cola
1.45% 6/1/27	30,000	30,840
2.50% 6/1/40	30,000	31,116
CVS Health
3.70% 3/9/23	320,000	343,967
3.75% 4/1/30	55,000	63,372
4.10% 3/25/25	20,000	22,623

NQ-448 [6/20] 8/20 (1294461) 21

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Global Payments
2.65% 2/15/25	120,000	$127,524
3.20% 8/15/29	150,000	160,961
Kroger 2.20% 5/1/30	50,000	52,103
New York and Presbyterian Hospital 4.063% 8/1/56	140,000	174,838
PayPal Holdings
1.65% 6/1/25	80,000	82,904
2.30% 6/1/30	75,000	78,109
Pfizer 2.55% 5/28/40	55,000	57,214
Stryker 1.95% 6/15/30	80,000	80,443
Takeda Pharmaceutical 4.40% 11/26/23	210,000	233,653
Upjohn
144A 1.65% 6/22/25 #	20,000	20,413
144A 2.30% 6/22/27 #	15,000	15,510
144A 2.70% 6/22/30 #	30,000	30,888
144A 4.00% 6/22/50 #	25,000	26,877
		3,265,600
Energy - 1.08%
BP Capital Markets 4.875%µy	70,000	72,450
Ecopetrol
5.875% 9/18/23	35,000	37,578
6.875% 4/29/30	45,000	51,907
Energy Transfer Operating
5.25% 4/15/29	80,000	87,362
7.125%µy	135,000	115,594
Marathon Oil
2.80% 11/1/22	160,000	160,232
4.40% 7/15/27	65,000	63,829
MPLX
4.00% 3/15/28	35,000	36,900
4.125% 3/1/27	160,000	170,836
Noble Energy
3.25% 10/15/29	75,000	67,859
3.90% 11/15/24	295,000	297,517
Occidental Petroleum 2.90% 8/15/24	100,000	85,699
ONEOK 7.50% 9/1/23	330,000	377,890
Petrobras Global Finance 144A 5.093% 1/15/30 #	41,000	40,918
Sabine Pass Liquefaction 5.75% 5/15/24	334,000	376,321
Schlumberger Holdings
144A 3.75% 5/1/24 #	95,000	102,391
144A 4.30% 5/1/29 #	190,000	210,120
Tecpetrol 144A 4.875% 12/12/22 #	40,000	37,763

22 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	105,000	$107,804
		2,500,970
Financials - 0.46%
AerCap Ireland Capital DAC 3.65% 7/21/27	200,000	177,048
Air Lease 3.00% 2/1/30	130,000	120,715
Aviation Capital Group 144A 6.75% 4/6/21 #	60,000	60,307
GE Capital Funding 144A 3.45% 5/15/25 #	200,000	209,677
International Lease Finance 8.625% 1/15/22	150,000	161,218
Jefferies Group
4.15% 1/23/30	75,000	81,489
6.45% 6/8/27	80,000	93,916
6.50% 1/20/43	65,000	75,706
Mastercard
3.30% 3/26/27	35,000	39,693
3.85% 3/26/50	25,000	31,337
		1,051,106
Insurance - 0.46%
American International Group 3.40% 6/30/30	95,000	103,122
Berkshire Hathaway Finance 2.90% 10/15/20	220,000	221,701
MetLife
3.888% (LIBOR03M + 3.575%) y•	60,000	54,263
6.40% 12/15/36	110,000	130,114
144A 9.25% 4/8/38 #	400,000	555,426
		1,064,626
Real Estate - 0.45%
American Tower Trust #1 144A 3.07% 3/15/23 #	240,000	246,062
Corporate Office Properties
3.60% 5/15/23	135,000	137,474
5.25% 2/15/24	170,000	182,257
CubeSmart
3.00% 2/15/30	65,000	69,077
3.125% 9/1/26	115,000	122,479
LifeStorage 3.50% 7/1/26	130,000	139,443
WP Carey 4.60% 4/1/24	125,000	133,219
		1,030,011
Technology - 0.90%
Apple 1.65% 5/11/30	65,000	67,263
Broadcom
144A 3.15% 11/15/25 #	55,000	58,465
144A 4.15% 11/15/30 #	45,000	49,064
144A 4.70% 4/15/25 #	16,000	18,033
144A 5.00% 4/15/30 #	55,000	63,324

NQ-448 [6/20] 8/20 (1294461) 23

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
International Business Machines
1.95% 5/15/30	100,000	$102,483
3.00% 5/15/24	315,000	341,302
Microchip Technology
3.922% 6/1/21	65,000	66,282
4.333% 6/1/23	185,000	199,731
NXP
144A 2.70% 5/1/25 #	10,000	10,521
144A 3.40% 5/1/30 #	25,000	26,957
144A 4.30% 6/18/29 #	12,000	13,638
144A 4.875% 3/1/24 #	370,000	413,435
Oracle 2.95% 4/1/30	95,000	106,055
Tencent Holdings 144A 3.28% 4/11/24 #	500,000	531,756
		2,068,309
Transportation - 0.07%
United Airlines 2014-1
Class A Pass Through Trust 4.00% 4/11/26 ⯁	50,665	46,601
United Airlines 2014-2
Class A Pass Through Trust 3.75% 9/3/26 ⯁	115,602	105,740
		152,341
Utilities - 1.72%
American Transmission Systems 144A 5.25% 1/15/22 #	40,000	42,386
Atlantic City Electric 4.00% 10/15/28	75,000	87,392
CenterPoint Energy 3.85% 2/1/24	330,000	361,216
Duke Energy 4.875%µy	130,000	130,028
Duke Energy Indiana
2.75% 4/1/50	60,000	60,664
3.25% 10/1/49	65,000	72,162
Emera 6.75% 6/15/76 µ	166,000	179,820
Entergy Arkansas 4.20% 4/1/49	190,000	240,440
Entergy Louisiana
4.00% 3/15/33	90,000	110,690
4.05% 9/1/23	25,000	27,372
4.95% 1/15/45	15,000	16,355
Essential Utilities
2.704% 4/15/30	50,000	52,375
3.351% 4/15/50	45,000	47,111
Evergy 4.85% 6/1/21	60,000	61,657
Evergy Metro 3.65% 8/15/25	270,000	304,610
Exelon 3.95% 6/15/25	35,000	39,364
LG&E and KU Energy 4.375% 10/1/21	485,000	501,604

24 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	35,000	$37,210
NextEra Energy Capital Holdings
2.25% 6/1/30	85,000	87,508
3.15% 4/1/24	90,000	97,737
NiSource 5.65%µy	120,000	114,659
NV Energy 6.25% 11/15/20	100,000	102,164
Pacific Gas and Electric
2.10% 8/1/27	30,000	29,702
2.50% 2/1/31	45,000	44,105
3.30% 8/1/40	20,000	19,511
PacifiCorp
2.70% 9/15/30	20,000	21,869
3.30% 3/15/51	30,000	33,201
3.50% 6/15/29	255,000	294,485
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	211,212
Southern California Edison 4.875% 3/1/49	30,000	38,856
Vistra Operations
144A 3.55% 7/15/24 #	120,000	123,928
144A 4.30% 7/15/29 #	215,000	226,186
Xcel Energy
2.60% 12/1/29	35,000	37,696
3.40% 6/1/30	45,000	51,881
3.50% 12/1/49	55,000	61,609
		3,968,765
Total Corporate Bonds (cost $30,051,047)		32,089,426

Loan Agreements – 0.55%
CityCenter Holdings 3.00% (LIBOR01M + 2.25%)
4/18/24 •	341,206	311,066
DaVita Tranche B-1 1.928% (LIBOR01M + 1.75%)
8/12/26 •	49,626	48,236
HCA Tranche B-13 1st Lien 1.928% (LIBOR01M + 1.75%)
3/18/26 •	399,734	392,538
Lamar Media Tranche B-3 1.674% (LIBOR01M + 1.50%)
2/5/27 •	171,938	168,929
SS&C Technologies Tranche B-3 1.928% (LIBOR01M +
1.75%) 4/16/25 •	58,350	55,902
SS&C Technologies Tranche B-4 1.928% (LIBOR01M +
1.75%) 4/16/25 •	40,995	39,275
W. R. Grace & Co. Tranche B-1 1st Lien 2.058%
(LIBOR03M + 1.75%) 4/3/25 •	99,543	97,137

NQ-448 [6/20] 8/20 (1294461) 25

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
W. R. Grace & Co. Tranche B-2 1st Lien 2.058%
(LIBOR03M + 1.75%) 4/3/25 •	170,645	$166,521
Total Loan Agreement (cost $1,339,261)		1,279,604

Municipal Bonds – 0.46%
Bay Area, California Toll Authority
(Build America Bonds) Series S3 6.907% 10/1/50	185,000	333,174
California State Various Purposes
(Build America Bonds) 7.55% 4/1/39	130,000	232,062
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	105,000	173,900
Oregon State Taxable Pension
5.892% 6/1/27	200,000	250,266
South Carolina Public Service Authority
Series D 4.77% 12/1/45	60,000	74,731

Total Municipal Bonds (cost $894,097)		1,064,133

Non-Agency Asset-Backed Securities – 0.86%
American Express Credit Account Master Trust
Series 2017-2 A 0.635% (LIBOR01M + 0.45%)
9/16/24 •	335,000	336,298
Series 2017-5 A 0.565% (LIBOR01M + 0.38%)
2/18/25 •	235,000	235,962
Citibank Credit Card Issuance Trust
Series 2017-A8 A8 1.86% 8/8/22	200,000	200,281
Discover Card Execution Note Trust
Series 2018-A3 A3 0.415% (LIBOR01M + 0.23%)
12/15/23 •	90,000	90,098
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	486,750	443,098
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 0.525% (LIBOR01M + 0.34%)
5/15/23 #•	200,000	196,863
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1 A 144A 0.815% (LIBOR01M + 0.63%,
Floor 0.63%) 9/25/23 #•	75,000	74,725
Tesla Auto Lease Trust
Series 2019-A A2 144A 2.13% 4/20/22 #	150,000	151,681
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	42,358	42,642
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	58,066	59,051
Series 2017-1 A1 144A 2.75% 10/25/56 #•	44,680	45,719
Series 2017-2 A1 144A 2.75% 4/25/57 #•	44,996	45,788

26 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust
Series 2018-1 A1 144A 3.00% 1/25/58 #•	63,521	$65,805
Total Non-Agency Asset-Backed Securities
(cost $2,024,536)		1,988,011

Non-Agency Collateralized Mortgage Obligations – 1.32%
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	30,157	30,192
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	55,678	59,763
Series 2014-2 B1 144A 3.396% 6/25/29 #•	97,537	97,456
Series 2014-2 B2 144A 3.396% 6/25/29 #•	97,537	97,405
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	188,079	190,433
Series 2015-4 B1 144A 3.617% 6/25/45 #•	175,979	178,482
Series 2015-4 B2 144A 3.617% 6/25/45 #•	175,979	177,815
Series 2015-5 B2 144A 2.755% 5/25/45 #•	185,250	188,282
Series 2015-6 B1 144A 3.591% 10/25/45 #•	173,175	176,117
Series 2015-6 B2 144A 3.591% 10/25/45 #•	173,175	175,145
Series 2018-4 A15 144A 3.50% 10/25/48 #•	23,710	23,875
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #•	32,226	33,182
Series 2015-1 B2 144A 3.87% 1/25/45 #•	56,042	56,735
Series 2017-4 A1 144A 3.50% 7/25/47 #•	48,747	50,284
Series 2018-5 A4 144A 3.50% 5/25/48 #•	39,419	39,966
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.995% 4/25/36 •	7,884	7,321
WST Trust
Series 2019-1 A 1.17% (BBSW1M + 1.08%) 8/18/50 • AUD	2,117,494	1,469,000
Total Non-Agency Collateralized Mortgage Obligations (cost $2,944,308)		3,051,453

Non-Agency Commercial Mortgage-Backed Securities – 2.82%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 •	340,000	339,669
Benchmark Mortgage Trust
Series 2019-B9 A5 4.016% 3/15/52	450,000	527,605
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	345,000	364,479
Series 2015-3BP A 144A 3.178% 2/10/35 #	500,000	529,033
Series 2015-CR23 A4 3.497% 5/10/48	395,000	429,147
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	255,000	277,041
Series 2016-C3 A5 2.89% 8/10/49	300,000	321,471

NQ-448 [6/20] 8/20 (1294461) 27

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.876% 11/10/46 #•	230,000	$231,362
GS Mortgage Securities Trust
Series 2015-GC32 A4 3.764% 7/10/48	505,000	556,199
Series 2017-GS6 A3 3.433% 5/10/50	500,000	556,116
Series 2019-GC39 A4 3.567% 5/10/52	580,000	660,068
Series 2019-GC42 A4 3.001% 9/1/52	430,000	473,582
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	270,000	291,572
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	125,000	120,302
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 •	95,884	55,474
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	277,851	273,886
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 A3 2.652% 8/15/49	485,000	508,398
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,365,349)		6,515,404

Sovereign Bonds – 0.11%Δ
Argentina - 0.02%
Argentine Republic Government International Bond
5.625% 1/26/22	90,000	37,621
		37,621
Philippines - 0.09%
Philippine Government International Bond 2.457% 5/5/30	200,000	210,182
		210,182
Total Sovereign Bonds (cost $290,000)		247,803

	Number of shares
Preferred Stock – 0.58%
Morgan Stanley 5.55%µ	35,000	32,172
US Bancorp 3.50% (LIBOR03M + 1.02%) •	1,000	799,440
USB Realty 144A 2.366% (LIBOR03M + 1.147%)#•	100,000	79,925
Volkswagen 4.72%	2,820	428,640
WESCO International 10.625%µ	1	23
Total Preferred Stock (cost $1,287,482)		1,340,200

Right – 0.01%
Telefonica †	58,600	11,528
Total Right (cost $12,733)		11,528

28 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

	Number of shares	Value (US $)
Short-Term Investments – 3.31%
Money Market Mutual Funds - 3.31%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	1,527,566	$1,527,566
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	1,527,567	1,527,567
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	1,527,567	1,527,567
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	1,527,567	1,527,567
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	1,527,567	1,527,567
Total Short-Term Investments (cost $7,637,834)		7,637,834
Total Value of Securities – 100.84%
(cost $196,599,812)		232,703,883
Liabilities Net of Receivables and Other Assets – (0.84%) ★		(1,929,890)
Net Assets Applicable to 22,454,160 Shares Outstanding – 100.00%		$230,773,993

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At June 30, 2020, the aggregate value of Rule 144A securities was $15,044,652, which represents
6.52% of the Fund’s net assets.
⯁ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★ Includes $110,000 cash collateral held at broker for over the counter swap contracts and $87,692 for centrally cleared swap contracts and $82,060 cash collateral held at broker for futures contracts as of
June 30, 2020.
=	The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2020.
Rate will reset at a future date.
S Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y No contractual maturity date.
†	Non-income producing security.

NQ-448 [6/20] 8/20 (1294461) 29

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
@ Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at
June 30, 2020:

Foreign Currency Exchange Contracts

	Currency to		Settlement	Unrealized
Counterparty	Receive (Deliver)	In Exchange For	Date	Appreciation
TD	AUD (2,405,000)	USD 1,681,107	9/18/20	$20,976

Futures Contracts

						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Depreciation	Brokers
	US Treasury 5
(13)	yr Notes	$(1,634,649)	$(1,631,063)	9/30/20	$(3,586)	$406
	US Treasury 10
(5)	yr Notes	(695,859)	(694,401)	9/21/20	(1,458)	781
	US Treasury 10
(19)	yr Ultra Notes	(2,992,203)	(2,983,797)	9/21/20	(8,406)	4,750
Total Futures
Contracts			$(5,309,261)		$(13,450)	$5,937

30 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

Swap Contracts

CDS Contracts1

						Variation
Counterparty/				Upfront		Margin
Reference Obligation/		Annual		Payments		Due from
Termination Date/	Notional	Protection		Paid	Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Brokers
Centrally Cleared/
Protection Purchased:
CDX. NA. IG. 32[4]
12/20/24-
Quarterly	3,000,000	1.00%	$(34,706)	$(57,849)	$23,143	$(4,110)
Over-The-Counter/
Protection Purchased:
HSBC-CDX. EM. 29[5]
6/20/23-
Quarterly	1,880,000	1.00%	35,192	19,677	15,515	—
Total CDS Contracts			$486	$(38,172)	$38,658	$(4,110)
IRS Contracts[6]

Reference Obligation/						Variation
Termination Date/						Margin
Payment Frequency		Fixed / Floating				Due from
(Fixed Rate /	Notional	Interest Rate			Unrealized	(Due to)
Floating Rate)	Amount[2]	Paid (Received)[7]		Value	Depreciation[3]	Broker
Centrally Cleared:
5 yr IRS 4/3/22-(Semiannually/
Quarterly)	2,105,000	2.066%/(1.436%)		$(67,813)	$(67,813)	$(98)
5 yr IRS 3/10/23-(Semiannually/
Quarterly)	8,365,000	0.61%/(0.313%)		(89,460))	(89,460)	278
5 yr IRS 8/29/24-(Semiannually/
Quarterly)	1,380,000	1.325%/(0.363%)		(55,263)	(55,263)	299
7 yr IRS 2/5/25-(Semiannually/
Quarterly)	8,910,000	2.733%/(0.474%)		(994,827)	(994,827)	2,251
10 yr IRS 8/3/28-(Semiannually/
Quarterly)	3,295,000	3.068%/(0.556%)		(671,688)	(671,688)	4,146
30 yr IRS 6/27/47-(Semiannually/
Quarterly)	430,000	2.388%/(0.306%)		(158,174)	(158,174)	3,044
Total IRS Contracts				$(2,037,225)	$(2,037,225)	$9,920

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Fund’s net assets.

NQ-448 [6/20] 8/20 (1294461) 31

Schedule of investments

Delaware Strategic Allocation Fund (Unaudited)

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party
(seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of ($127,784).

4Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.

5Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile,
China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela,
which have a S&P credit quality rating of CCC and above.

6An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

7Rates reset based on LIBOR03M.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BBSW1M – Bank Bill Swap Rate 1 Month
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CLO – Collateralized Loan Obligation
DB – Deutsche Bank
EAFE – Europe Australasia Far East
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GS – Goldman Sachs
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange
IRS – Interest Rate Swap
JPM – JPMorgan

32 NQ-448 [6/20] 8/20 (1294461)

(Unaudited)

Summary of abbreviations (continued):
LB – Lehman Brothers
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TD – Toronto-Dominion Bank
USD – US Dollar
yr – Year

NQ-448 [6/20] 8/20 (1294461) 33